Shareholder Fees	Jul. 02, 2026
First Trust Bloomberg Space Economy ETF | First Trust Bloomberg Space Economy ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%